SCHEDULE A

amended and restated May 23, 2018

Fund	Fee Rate	Effective Date
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	0.58%	December 12, 2016
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	0.68%	December 12, 2016
O’Shares FTSE Russell International Quality Dividend ETF	0.48%	December 12, 2016
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)	0.58%	December 12, 2016
O’Shares FTSE Russell Small Cap Quality Dividend ETF	0.48%	December 12, 2016
O’Shares FTSE U.S. Quality Dividend ETF (OUSA)	0.48%	April 30, 2018
O’Shares FTSE Europe Quality Dividend ETF (OEUR)	0.48%	April 30, 2018
O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)	0.48%	April 30, 2018
O’Shares U.S. Large Cap Quality Growth ETF	0.48%	May 30, 2018
O’Shares U.S. Small Cap Quality Growth ETF	0.48%	May 30, 2018
O’Shares Global Internet Giants ETF	0.48%	May 30, 2018
O’Shares Robotics Quality Growth ETF	0.68%	May 30, 2018
O’Shares Artificial Intelligence Growth ETF	0.68%	May 30, 2018